Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement1 [Line Items]
Contractual commitments to acquire property, plant and equipment	¥ 4,520	¥ 1,134
Contractual commitments to acquire intangible assets	¥ 1,088	¥ 631